ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Payables and Accruals [Abstract]
Payroll payable		$ 2,895	¥ 451,776	¥ 277,988
Accrued vacation liability*	[1]	2,084	325,303	331,136
Accrued operating expenses		1,565	244,277	241,082
Asset retirement obligation		3,087	481,668	560,260
Finance lease liabilities		1,010	157,523	107,594
Consumption tax payables		2,513	392,211	418,181
Payables for purchasing long-lived assets		34	5,234	63,800
Employee reimbursement payables		61	9,513	11,836
Total		13,249	2,067,505	2,011,877
Current		8,904	1,389,432	1,351,874
Non-current		$ 4,345	¥ 678,073	¥ 660,003

[1]	Accrued vacation liability represents the Company’s obligation for vested paid vacation benefits earned by employees and remaining unused.